Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Revenues and Percentage of Consolidated Voyage Revenues from Top Customers

The following table presents voyage revenues and percentage of consolidated voyage revenues for the Partnership’s top customers during any of the periods presented.

(U.S. Dollars in millions)	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Ras Laffan Liquefied Natural Gas Company Ltd.(i)	$70.1 or 18%	$69.8 or 17%	$69.7 or 17%
Shell Spain LNG S.A.U.(i),(ii)	$48.5 or 12%	$51.8 or 13%	$53.5 or 13%
The Tangguh Production Sharing Contractors(i)	$44.9 or 11%	$44.3 or 11%	$47.3 or 12%

(i)	Liquefied gas segment.
(ii)	Shell Spain LNG S.A.U. acquired the charter contracts from Repsol YPF, S.A. in March 2014. The voyage revenues in 2014 consisted of the voyage revenues from both customers relating to the same charter contract; voyage revenues in 2013 were only from Repsol YPF. S.A.

Segment Reporting Information

The following tables include results for these segments for the years presented in these financial statements.

	Year Ended December 31, 2015
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	305,056	92,935	397,991
Voyage recoveries (expenses)	203	(1,349)	(1,146)
Vessel operating expenses	(63,344)	(30,757)	(94,101)
Depreciation and amortization	(71,323)	(20,930)	(92,253)
General and administrative expenses(i)	(19,392)	(5,726)	(25,118)
Restructuring charge	—	(4,001)	(4,001)

Income from vessel operations	151,200	30,172	181,372

Equity income	84,171	—	84,171
Investment in and advances to equity accounted joint ventures	883,731	—	883,731
Total assets at December 31, 2015	3,550,396	360,527	3,910,923
Expenditures for vessels and equipment	(191,642)	(327)	(191,969)
Expenditures for dry docking	(8,659)	(1,698)	(10,357)

	Year Ended December 31, 2014
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	307,426	95,502	402,928
Voyage expenses	(1,768)	(1,553)	(3,321)
Vessel operating expenses	(59,087)	(36,721)	(95,808)
Depreciation and amortization	(71,711)	(22,416)	(94,127)
General and administrative expenses(i)	(17,992)	(5,868)	(23,860)
Restructuring charge	—	(1,989)	(1,989)

Income from vessel operations	156,868	26,955	183,823

Equity income	115,478	—	115,478
Investment in and advances to equity accounted joint ventures	891,478	—	891,478
Total assets at December 31, 2014	3,379,279	381,175	3,760,454
Expenditures for vessels and equipment	(193,669)	(586)	(194,255)
Expenditures for dry docking	(8,127)	(5,344)	(13,471)

	Year Ended December 31, 2013
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	285,694	113,582	399,276
Voyage expenses	(407)	(2,450)	(2,857)
Vessel operating expenses	(55,459)	(44,490)	(99,949)
Depreciation and amortization	(71,485)	(26,399)	(97,884)
General and administrative expenses(i)	(13,913)	(6,531)	(20,444)
Restructuring charge	—	(1,786)	(1,786)

Income from vessel operations	144,430	31,926	176,356

Equity income	123,282	—	123,282
Expenditures for vessels and equipment	(469,463)	(750)	(470,213)
Expenditures for dry docking	(21,090)	(6,113)	(27,203)

(i)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets

A reconciliation of total segment assets presented in the consolidated balance sheets is as follows:

	December 31, 2015 $	December 31, 2014 $
Total assets of the liquefied gas segment	3,550,396	3,379,279
Total assets of the conventional tanker segment	360,527	381,175
Unallocated:
Cash and cash equivalents	102,481	159,639
Accounts receivable and prepaid expenses	26,550	15,240
Advances to affiliates	13,026	11,942

Consolidated total assets	4,052,980	3,947,275